Principal Accounting Policies (Consolidation) (Narrative) (Details)	12 Months Ended						1 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2010 CNY	Aug. 31, 2012 Shengzixin Fund [Member] CNY	Dec. 31, 2013 Shengzixin Fund [Member] CNY	Dec. 31, 2012 Shengzixin Fund [Member] CNY	Dec. 31, 2013 VIEs [Member] CNY		Dec. 31, 2012 VIEs [Member] CNY		Dec. 31, 2011 VIEs [Member] CNY		Dec. 31, 2013 VIEs [Member] Exclusive Consulting and Service Agreements [Member] Maximum [Member] installment	Dec. 31, 2013 VIEs [Member] Exclusive Consulting and Service Agreements [Member] Minimum [Member] installment	Dec. 31, 2013 Other VIEs except Shengzhan and Shengjing [Member] Equity Disposition Agreements [Member]	Dec. 31, 2013 Other VIEs except Shengzhan and Shengjing [Member] Business Operation Agreements [Member]	Dec. 31, 2013 Other VIEs except Shengzhan and Shengjing [Member] Exclusive Consulting and Service Agreements [Member]	Dec. 31, 2013 Shengzhan [Member] Exclusive Consulting and Service Agreements [Member]	Dec. 31, 2013 Shengjing [Member] Exclusive Consulting and Service Agreements [Member]
Variable Interest Entity [Line Items]
Interest-free loans to shareholders of the VIEs										69,900,000		69,900,000		69,900,000
Fees provided										2,363,200,000		2,462,500,000		2,568,700,000
Initial term of agreements																		20 years	20 years	20 years	1 year	1 year
Earliest expiration date of agreements																		Jul. 01, 2028	Jul. 01, 2028	Jul. 01, 2028
Service and consulting fees, number of installments																3	2
Cash and cash equivalents	144,971,000	877,613,000	2,132,374,000	1,895,795,000	352,243,000	2,237,058,000				263,700,000		568,000,000
Short-term investments	252,009,000	1,525,588,000	1,663,259,000							24,100,000		15,700,000
Accounts receivable and amounts due from related parties										2,357,200,000		1,632,800,000
Deferred licensing fees and related costs	1,826,000	11,057,000	7,515,000							10,800,000		7,000,000
Prepayments and other current assets	39,304,000	237,937,000	193,164,000							75,100,000		61,000,000
Deferred tax assets	16,526,000	100,044,000	79,698,000							71,800,000		67,900,000
Investments in affiliated companies	33,312,000	201,663,000	184,052,000	37,882,000		31,452,000				18,800,000		24,300,000
Property and equipment, net	31,548,000	190,983,000	262,095,000							15,900,000		18,200,000
Intangible assets	70,848,000	428,893,000	579,835,000							131,500,000		193,500,000
Goodwill	49,504,000	299,682,000	329,217,000	492,116,000		486,907,000				83,100,000		113,900,000
Other long-term assets	26,571,000	160,851,000	202,404,000							117,300,000		122,700,000
Total assets of the consolidated VIEs										3,169,300,000		2,825,000,000
Accounts payable and amounts due to related parties										941,000,000		531,700,000
Deferred revenue										340,700,000		280,400,000
Taxes payable										26,900,000		68,200,000
Other payables and accruals	73,352,000	444,051,000	644,492,000							257,300,000		377,700,000
Deferred tax liabilities		138,508,000	155,936,000							14,300,000		20,000,000
Short-term borrowings	258,996,000	1,567,887,000	1,668,773,000	858,849,000						0		186,500,000
Total liabilities of the consolidated VIEs										1,580,200,000		1,464,500,000
Total equity of the consolidated VIEs										1,589,100,000		1,360,500,000
Registered capital and PRC statutory reserves										543,400,000		780,300,000
Net revenues of the consolidated VIEs	717,699,000	4,344,730,000	4,718,559,000	5,309,827,000						3,548,200,000		4,335,600,000		5,013,600,000
Cost of revenues of the consolidated VIEs	187,611,000	1,135,740,000	1,155,757,000	1,367,470,000						2,608,400,000	[1]	2,883,400,000	[1]	3,368,500,000	[1]
Net income of the consolidated VIEs	268,921,000	1,627,976,000	1,788,557,000	2,060,748,000						939,800,000		1,452,200,000		1,645,100,000
Investment amount with agreement							500,000,000
Contributed Amount to Shengzixin Fund									250,000,000
Amount of investment withdrew								250,000,000
Net carrying value								250,700,000

[1]	Note: cost of revenues of the consolidated VIEs exceed consolidated amounts due to the inclusion of service fees paid to the Group's PRC subsidiaries for the provision of services, software and technology licenses, and equipment to the VIEs, which are eliminated in consolidations.